Details of Certain Accounts - Summary of depreciation expense related to capitalized software costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SOLV Energy Holdings LLC [Member]
Schedule of depreciation expense related to capitalized software costs Net [Line Items]
Capitalized software costs	$ 491	$ 465	$ 557